Epiphany Funds

Epiphany FFV Latin America Fund

Incorporated herein by reference are the definitive versions of the prospectuses for the Epiphany FFV Latin America Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 22, 2012 (SEC Accession No. 0000910472-12-001514).